UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Basix Capital, LLC
Address:	One Montgomery Street, Suite 3300
		San Francisco, CA  94104

Form 13F File Number:	28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Matthew P. Spotswood
Title:	Manager
Phone:	415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood		San Francisco, CA		February 2, 2006
		[Signature]		[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:		108,492 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER             	TITLE OF		CUSIP			VALUE		SHARES	  INV.   OTHER  VOTING AUTH
                           	CLASS    					X1000				  DISC   MGR    Sole

AAR CORP -W/RTS TO PUR C/STK   COMMON STOCKS     000361105         4,052     169,200  N      Sole       169,200
ABM INDUSTRIES INC             COMMON STOCKS     000957100         4,029     206,100  N      Sole       206,100
ACXIOM CORP                    COMMON STOCKS     005125109         3,721     161,800  N      Sole       161,800
ADTRAN INC                     COMMON STOCKS     00738A106         1,310      44,100  N      Sole        44,100
AIRGAS INC                     COMMON STOCKS     009363102         3,711     112,800  N      Sole       112,800
AVNET INC                      COMMON STOCKS     053807103         3,883     162,200  N      Sole       162,200
BECKMAN COULTER INC            COMMON STOCKS     075811109         2,674      47,000  N      Sole        47,000
CELANESE CORPORATION           COMMON STOCKS     150870103         4,289     224,300  N      Sole       224,300
COMMSCOPE INC                  COMMON STOCKS     203372107         3,422     170,000  N      Sole       170,000
CROWN HOLDINGS INC             COMMON STOCKS     228368106         4,343     222,400  N      Sole       222,400
CYMER INC                      COMMON STOCKS     232572107         2,802      78,900  N      Sole        78,900
CYTEC INDUSTRIES INC           COMMON STOCKS     232820100         1,429      30,000  N      Sole        30,000
DOLLAR TREE STORES INC         COMMON STOCKS     256747106         2,808     117,300  N      Sole       117,300
EGL INC                        COMMON STOCKS     268484102         2,036      54,200  N      Sole        54,200
ELECTRONICS FOR IMAGING INC    COMMON STOCKS     286082102         4,968     186,700  N      Sole       186,700
FOUNDRY NETWORKS INC           COMMON STOCKS     35063R100         3,522     255,000  N      Sole       255,000
GRANITE CONSTR INC             COMMON STOCKS     387328107         3,034      84,500  N      Sole        84,500
JACOBS ENGR GROUP INC          COMMON STOCKS     469814107         2,891      42,600  N      Sole        42,600
JDA SOFTWARE GROUP INC         COMMON STOCKS     46612K108         2,514     147,800  N      Sole       147,800
LADISH CO INC NEW              COMMON STOCKS     505754200         1,435      64,200  N      Sole        64,200
MICREL INC                     COMMON STOCKS     594793101         3,442     297,000  N      Sole       297,000
PER-SE TECHNOLOGIES INC        COMMON STOCKS     713569309         2,598     111,200  N      Sole       111,200
PERKINELMER INC                COMMON STOCKS     714046109         3,416     145,000  N      Sole       145,000
RURAL METRO CORP               COMMON STOCKS     781748108         1,968     217,700  N      Sole       217,700
SEMTECH                        COMMON STOCKS     816850101         4,267     233,700  N      Sole       233,700
SPARTECH CORP-NEW              COMMON STOCKS     847220209         3,106     141,500  N      Sole       141,500
STERICYCLE INC                 COMMON STOCKS     858912108         4,051      68,800  N      Sole        68,800
SWIFT TRANSPORTATION CO INC    COMMON STOCKS     870756103         2,822     139,000  N      Sole       139,000
SYNOPSYS INC                   COMMON STOCKS     871607107         4,052     202,000  N      Sole       202,000
TEKTRONIX INC                  COMMON STOCKS     879131100         3,755     133,100  N      Sole       133,100
TERADYNE INC                   COMMON STOCKS     880770102         2,795     191,800  N      Sole       191,800
WARNACO GROUP INC              COMMON STOCKS     934390402         3,002     112,341  N      Sole       112,341
WEST CORP                      COMMON STOCKS     952355105         3,583      85,000  N      Sole        85,000
WIND RIVER SYSTEMS INC         COMMON STOCKS     973149107         2,762     187,000  N      Sole       187,000





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